Discontinued Operations	12 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations
4.	DISCONTINUED OPERATIONS

(a)	Disposal of Australian Oilseeds Investments Pty Ltd and its subsidiaries

On July 27, 2026, the Company completed the disposal of its entire interest in Australian Oilseeds Investments Pty Ltd (an Australian proprietary company), together with its controlled subsidiaries (comprising Cowcumbla Investments Pty Ltd, Cootamundra Oilseeds Pty Ltd and Good Earth Oils Pty Ltd, collectively the “Disposal Group”), to Trusha Realty Pte Ltd, an unrelated third party, for a cash consideration of US$1 (equivalent to AUD$1.43). Upon completion, all intercompany balances between the Group and the Disposal Group were mutually waived and the Company was formally released from all guarantees, indemnities, and credit support provided in respect of the Disposal Group’s liabilities.

The Disposed Group represented the Company’s core oilseed crushing, processing and sales & marketing operations, and constituted a strategic shift that had a major effect on the Company’s operations and financial results, as it generated substantially all of the Company’s historical revenues from oilseed-related activities.

Under IFRS 5, the disposal group is measured at the lower of carrying amount and fair value less costs to sell. Prior to the held-for-sale reclassification, goodwill allocated to the Disposal Group was fully impaired under IAS 36. Upon classification as held for sale, the carrying amount of the Disposal Group exceeded its fair value less costs to sell, which management determined by reference to the nominal cash consideration of US$1 under the Share Purchase Agreement and the nominal equity fair value concluded in the independent valuation. Accordingly, an impairment loss of AUD$6,407,139 was recognized and allocated to the property, plant and equipment of the Disposal Group, reducing its net assets to AUD$1 as of June 30, 2026. The impairment loss is included within loss from discontinued operations, net of tax.

(b)	Classification Judgment

The classification of the Disposed Group as held for sale and presented as discontinued operations for the year ended June 30, 2026 required significant management judgment.

Under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, a disposal group is classified as held for sale when specific criteria are met as of the reporting date, including that management is committed to a plan to sell, the asset group is available for immediate sale, and the sale is highly probable within one year.

As of June 22, 2026, the Company’s Board had formally committed to a plan to sell the Disposal Group, and negotiations with the purchaser were at an advanced stage with principal commercial terms agreed. Management assessed that the Disposal Group was available for immediate sale in its present condition, the sale was highly probable, and completion was expected within one year. Accordingly, management concluded that the criteria for classification as held for sale under IFRS 5.7–8 had been satisfied as of June 30, 2026. Management also determined that the Disposal Group met the definition of discontinued operations under IFRS 5.32.

As reported in the Form 6-K furnished to the SEC on July 28, 2026, the Share Purchase Agreement was executed on July 27, 2026 and completion occurred on the same date. Because signing and completion occurred after the Reporting Date, the executed SPA serves as a non-adjusting post-balance sheet event under IAS 10, providing confirmatory evidence that conditions for held-for-sale classification existed at June 30, 2026.

In making this determination, management considered:

-	the formal Board resolution committing to the sale plan during fiscal year 2026;

-	strategic decisions made during fiscal year 2026 to exit the oilseed crushing, processing and sales & marketing operations, which represented a strategic shift that had a major effect on the Company’s operations and financial results;

-	the financial condition and operational profile of the business, including the Disposal Group’s history of operating losses and substantial existing operational liabilities (totaling AUD$21.4 million as of June 30, 2026). Before remeasurement, the Disposal Group had net assets of AUD$6.4 million as of June 30, 2026; the nominal cash consideration of US$1.00 under the Share Purchase Agreement indicated that its fair value less costs to sell was nominal, and an impairment loss of AUD$6,407,139 was therefore recognized against property, plant and equipment under IFRS 5. Prior to the held-for-sale classification, historical goodwill of AUD$2,582,495 was fully impaired under IAS 36; and

-	the acquisition of Rentbuddyuk on June 29, 2026, which established an ongoing continuing operating segment following the divestiture of the legacy Australian oilseeds business.

Accordingly, in accordance with IFRS 5, the Disposal Group has been classified as held for sale and presented as discontinued operations. In the consolidated statement of financial position as at June 30, 2026, the assets and liabilities of the Disposal Group are presented separately as assets and liabilities held for sale. In accordance with IFRS 5 paragraph 40, comparative statements of financial position as at June 30, 2025 and 2024 have not been reclassified to reflect the Disposal Group’s classification as held for sale at June 30, 2026. The results of operations of the Disposal Group for the year ended June 30, 2026, and the comparative prior period results for the years ended June 30, 2025 and 2024, have been presented as a single amount within “Discontinued Operations” in the consolidated statements of operations, with prior period statements of operations and cash flows retrospectively restated.

(c)	Measurement Uncertainty and Sensitivity to Judgment

Measurement Uncertainty

Management also exercised judgment in measuring the Disposed Group at the lower of carrying amount and fair value less costs to sell in accordance with IFRS 5.

As of June 30, 2026:

●	the determination of fair value less costs to sell involves estimation uncertainty;

●	the nominal cash consideration of US$1 reflects the commercial substance of the transaction: the purchaser contractually assumed all operational borrowings and liabilities of the Disposal Group (totaling AUD$21.4 million), and the Company was unconditionally released from all guarantees and credit support provided in respect of the Disposal Group, while any intercompany accounts were mutually discharged upon completion pursuant to the terms of the Share Purchase Agreement;

●	following the full impairment of historical goodwill of AUD$2,582,495 prior to classification, the Disposal Group was remeasured to its fair value less costs to sell, resulting in a further impairment loss of AUD$6,407,139 under IFRS 5, allocated to property, plant and equipment, and a net carrying amount of AUD$1 as of June 30, 2026; and

●	the final gain or loss on disposal will be recognized upon legal completion in the subsequent financial period.

Management believes the amounts recognized represent its best estimate based on information available at the reporting date. The final gain or loss on disposal will be recognized upon completion of the transaction in the subsequent period, representing the difference between the carrying amount of the Disposal Group at the disposal date and the cash consideration of US$1, adjusted for the waiver of intercompany balances and release of guarantees.

Sensitivity to Judgment

If management had concluded that the held-for-sale criteria were not met as of June 30, 2026:

●	the business would have been presented as continuing operations; and

●	the timing and measurement of impairment and disposal-related impacts may have differed.

Given the significance of the Disposed Group, changes in these judgments could have a material impact on the Company’s financial position and results of operations.

The results of discontinued operations for the years ended June 30, 2026, 2025 and 2024 consisted of:

	For the years ended June 30,
	2026	2025	2024
	AUD$	AUD$	AUD$
Revenues	44,407,721	41,702,614	33,727,222
Less: Cost of revenues	(41,515,918)	(38,240,704)	(27,810,782)
Gross profit	2,891,803	3,461,910	5,916,440
General and administrative expenses	(11,370,009)	(2,157,181)	(2,613,734)
Selling and marketing expenses	(172,029)	(372,707)	(412,536)
Other operating income	40,267	108,410	707,911
Total operating expenses	(11,501,771)	(2,421,478)	(2,318,359)
Operating (loss) income from discontinued operations	(8,609,968)	1,040,432	3,598,081
Finance expenses	(922,673)	(1,133,927)	(677,170)
(Loss) income from discontinued operation before income taxes	(9,532,641)	(93,495)	2,920,911
Income tax expense	(46,733)	(49,094)	(313,421)
Net (loss) income from discontinued operations	(9,579,374)	(142,589)	2,607,490
Less: non-controlling interests	(1,251,494)	(165,799)	431,874
Net (loss) income attributable to Australian Oilseeds’s shareholders	(8,327,880)	23,210	2,175,616

(i)	Disaggregation of revenue from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Wholesale oils	14,736,158	10,592,301	11,481,072
High protein meals	11,319,221	10,863,960	9,175,505
Toll crushing service	108,241	58,011	222,095
Other sales	448,904	297,136	291,351
Retail oils	17,795,197	19,891,206	12,557,199
Total revenues from discontinued operations	44,407,721	41,702,614	33,727,222

(ii)	Disaggregation of cost of sales from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Cost of finished goods	9,738,763	8,660,363	5,273,627
Cost of material	26,913,076	25,226,032	17,432,898
Direct labor	2,362,526	2,372,779	1,917,665
Freight and storage	870,612	899,185	2,112,109
Depreciation	622,659	335,292	481,093
Occupancy costs	770,433	616,684	341,790
Repairs and maintenance	237,849	130,369	251,600
Total cost of sales from discontinued operations	41,515,918	38,240,704	27,810,782

(iii)	Disaggregation of general and administrative expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Professional fees	110,680	150,803	257,985
Audit fee	68,122	10,821	235,000
Employee costs	232,039	199,704	428,715
Insurance	349,511	543,934	492,676
Other expenses	900,765	578,177	416,267
Management fee	278,303	375,345	312,000
Expected credit losses	220,654	-	264,798
Travel expenses	82,186	121,094	112,291
Depreciation	78,628	112,213	17,473
Technology costs	8,841	15,225	17,187
Occupancy costs	26,729	28,344	43,990
Security	9,961	9,647	9,266
Utilities	13,956	11,874	6,086
Impairment loss	8,989,634	-	-
Total general and administrative expenses from discontinued operations	11,370,009	2,157,181	2,613,734

(iv)	Disaggregation of selling and marketing expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Professional fees	13,860	37,803	327,309
Advertising and marketing expenses	158,169	327,772	85,227
Bad debts	-	7,132	-
Total selling and marketing expenses from discontinued operations	172,029	372,707	412,536

(v)	Disaggregation of other operating income from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	Year Ended June 30,
	2026	2025	2024
Discontinued operations
Gain on forgiveness of payables	-	-	670,782
Other income	40,267	108,410	37,129
Total other income from discontinued operations	40,267	108,410	707,911

(vi)	Disaggregation of finance expenses from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	2026	2025	2024
	AUD$	AUD$	AUD$
Amortization of debt discount	-	-	124,006
Realized and unrealized currency (gains) losses	(13,993)	24,416	-
Interest expense	936,666	1,109,511	553,164
Total finance expenses from discontinued operations	922,673	1,133,927	677,170

(vii)	Disaggregation of income tax expense from discontinued operations for the years ended June 30, 2026, 2025, and 2024 is as follows:

	2026	2025	2024
	AUD$	AUD$	AUD$
Discontinued operations
Current taxes	(46,733)	(49,094)	(347,691)
Deferred tax benefit	-	-	34,270
Income tax expense from discontinued operations	(46,733)	(49,094)	(313,421)

Assets and liabilities of discontinued operations as of June 30, 2026 consisted of:

June 30, 2026
AUD$
Cash and cash equivalents	646,434
Trade and other receivables	4,348,515
Related party loans receivable	304,961
Inventories	5,953,840
Prepayment of seed purchase	38,698
Other current assets	680,707
Property, plant and equipment	8,842,441
Right of assets-operating lease	534,868
Deferred tax assets, net	34,270
Total assets classified as held for sale	21,384,734

Trade and other payables	6,876,484
Borrowings	6,940,917
Operating lease liabilities	557,176
Taxes payable	9,880
Related party loans	6,783,353
Employee benefits	216,923
Total liabilities classified as held for sale	21,384,733
Total net assets	1

Net cash flows attributable to discontinued operations were as follows:

	For the years ended June 30,
	2026	2025	2024
	AUD$	AUD$	AUD$
Net cash (used in) provided by operating activities	(8,207,701)	966,511	(2,184,930)
Net cash used in investing activities	(238,021)	(1,380,248)	(3,975,622)
Net cash provided by financing activities	6,782,853	2,208,900	6,034,341
Net change in cash and cash equivalents	(1,662,869)	1,795,163	(126,211)